OPERATIONS	12 Months Ended
Dec. 31, 2020
OPERATIONS
OPERATIONS

1)  OPERATIONS

a)  Background information

Telefônica Brasil S.A. (the “Company” or “Telefônica Brasil”) is a publicly-held corporation with the main purpose of operating telecommunications services; development of activities necessary or complementary to the execution of such services, in accordance with the concessions, authorizations and permissions granted; exploration of value-added services; offering of integrated solutions, management and provision of services related to: (i) data centers, including hosting and co-location; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and similar; (iii) information technology; (iv) information and communication security; (v) telecommunications; and (vi) electronic security systems; licensing and sublicensing of software of any nature, among others.

The Company’s principal offices are located at 1376, Engenheiro Luis Carlos Berrini Avenue, in the city and state of São Paulo, Brazil. It is a member of the Telefónica Group (“Group”), based in Spain and operates in several countries across Europe and Latin America.

On December 31, 2020 and 2019, Telefónica S.A. (“Telefónica”), the Group holding company, held a total direct and indirect interest in the Company of  73.58% (Note 23).

The Company is registered with the Brazilian Securities and Exchange Commission ("CVM") and its shares are traded at B3. It is also registered with the Securities and Exchange Commission ("SEC"), of the United States of America, its American Depositary Shares ("ADSs") being backed only by common shares and traded on the New York Stock Exchange ("New York Stock Exchange "-" NYSE").

b)  Operations

The Company renders services for: (i) Fixed Switched Telephone Service Concession Arrangement ("STFC"); (ii) Multimedia Communication Service ("SCM", data communication, including broadband internet); (iii) Personal Mobile Service ("SMP"); and (iv) Conditioned Access Service ("SEAC" - Pay TV), throughout Brazil, through concessions and authorizations, in addition to other activities.

Service concessions and authorizations are granted by Brazil's Telecommunications Regulatory Agency ("ANATEL"), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 - General Telecommunications Law ("Lei Geral das Telecomunicações" - LGT).

In accordance with the STFC service concession agreement, every two years, during the agreement's 20-year term ending on December 31, 2025, the Company will pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 22).

Before the sanction of the Law nº 13.879 / 2019, radio frequencies authorizations generally were valid for 15 years and could be extended only once, for the same period. With the normative revision improved by the aforementioned Law, successive extensions of authorization grants were allowed, but the applicability of this instrument to the currently terms was uncertain until the edition of Decree nº 10.402 / 2020, which detailed the requirements related to the new successive extension regime and clarified that the current authorizations are also covered by the referred regime.

Notwithstanding, the Decree also defines the conditions to be considered by ANATEL in connection with requests for renewal, such as ensuring the efficient use of radio frequencies, competitive aspects, meeting the public interest and fulfilling the obligations already assumed with ANATEL.

Currently, every two years after the first renewal of these agreements, the Company will pay a fee equivalent to 2% of its prior-year SMP revenue, net of applicable taxes and social contribution taxes (Note 22), and for certain terms, in the 15th year, the Company will pay 1% of its prior-year revenue. The calculation will consider the net revenue from Basic and Alternative Services Plans. In July 2018, ANATEL published Resolution No. 695 with a new public spectrum price regulation. This Resolution sets new criteria for the costs of renewing licenses. The formula considers factors such as authorization time, regional revenue and the amount of spectrum used by the provider. Part of the payment can be converted into investment commitments.

When deciding on the extension of the 850 MHz band authorizations, ANATEL determined, through Judgment No. 510, of September 30, 2020, that (i) the Superintendence of Granting and Provisioning Resources (“SOR”) deal with requests for extension of the current authorizations for the use of radio frequencies in sub-bands A and B, proposing their approval, on a primary basis, until November 29, 2028, if the legal and regulatory requirements are met; and that (ii) the amount due for the extension must be calculated based on net present value parameters, in order to reflect the real economic value (market value) of the bands.

Therefore, after overcoming the necessary procedures with SOR, the Board of Directors of ANATEL, through Judgment No. 618, of November 26, 2020, extended the term of the authorization for the right to use radio frequencies, referring to the bands 869.0 to 880.0 MHz, 824.0 to 835.0 MHz, 890.0 to 891.5 MHz and 845.0 to 846.5 MHz, associated with Authorization Term No. 001/2006 / PVCP / SPV- ANATEL granted to the Company, until the date of November 29, 2028, without exclusivity, on a primary basis and restricted to the provision area related to the State of Rio de Janeiro, pursuant to Act No. 7,281, of November 26, 2020. The extension for a period lower than the maximum limit provided for by Law (20 years), in the opinion of ANATEL, it took place from the need to promote reorganization and resizing of the channel's channeling. The calculation of the value by method other than those previously mentioned (biannual charges and Resolution No. 695/2018, which approved the Public Price Regulation for the Right to Use Radio Frequencies (“PPDUR”) was decided on the grounds that the current regulatory instruments have no forecast of applicability in cases of a second extension of authorizations, as a complement, ANATEL determined that the payment for the authorization should be made at the level of 10% of the amount due, with the remaining 90% being settled in the form of investments.

The terms of authorization for the use of the radio frequency bands are granted based on the results obtained in the respective radio frequency auction conducted by ANATEL.

The following is a summary of the authorizations for use of radio frequency bands, granted to the Company, according to the terms of authorization to operate the service in each region.

Radiofrequency	Band (MHz)	License Expiration (Year)
450 MHz	14	2027
700 MHz	20	2029
800 MHz	25	2021-2028
900 MHz	5	2023-2035
1800 MHz	20-50	2023-2035
2100 MHz	20-30	2023
2500 MHz	40-60	2027-2031

c) Corporate events that occurred in 2020 and 2019

In 2020

Structuring of Vivo Money Credit Rights Investment Fund

In August 2020, the Vivo Money Credit Rights Investment Fund (“FIDC” or “Vivo Money”) was structured, in the form of a closed condominium, for an indefinite term. The FIDC may be liquidated by resolution of the General Assembly in accordance with its regulations.

The objective of the FIDC is to provide its quota holders an equity return on their shares by investing in the acquisition of: (i) eligible credit rights, with supporting documents, which meet the eligibility criteria and the conditions of assignment, and (ii) financial assets, observing all indexes of composition and diversification of the fund's portfolio.

The acquisition of eligible credit rights and other financial assets will originate in credit transactions carried out electronically by the Company's customers, within the scope of the Vivo Money program, exclusively through an electronic platform provided by the Company.

The FIDC began operations on September 14, 2020, having been granted automatic registration under article 8 of CVM Instruction 356/01, issuing 2,000 (two thousand) junior subordinated quotas with an initial unit face value of R$1,000.00 (one thousand reais).

On December 1, 2020, the Company made a new contribution to the FIDC in the amount of R$ 2,000, with the issuance of an additional 2,000 (two thousand) junior subordinated quotas with an initial unit face value of R$1,000.00 (one thousand reais).

On December 31, 2020, the Company held 4,000 (four thousand) junior subordinated quotas with an initial unit face value of R$1,000.00 (one thousand reais), with no defined remuneration parameter and subordinated to senior shares and subordinated mezzanine shares, in that order of priority, for the purpose of amortization and redemption.

The FIDC is managed and held in custody by Brl Trust Distribuidora de Títulos e Valores Mobiliários S.A., a financial institution, based in the city of São Paulo - SP, accredited by the CVM for the exercise of portfolio management activity under declaratory act no. 11,784, of June 30, 2011.

Acquisition and sale of control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda.

Acquisition of control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda.

In September 2020, the Company acquired control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda (“CyberCo Brasil”), for R$10,000.00 (ten thousand reais), with a net worth of R$500.00 (five hundred reais) ("Transaction").

Cibersegurança was controlled by Terra Networks Brasil Ltda (“Terra Networks”), a wholly-owned subsidiary of the Company and its corporate purpose is to develop integrated solutions, management, consulting, outsourcing, and the provision of services related to information and communication security; provision of research, technological development, consultancy, design, implementation and installation of projects related to the areas of information technology, information security and intelligence; management and provision of repair, maintenance, technical assistance and technical support in information technology, among other services.

This Transaction, which involves companies under common control, was accounted for at the book value of the net assets acquired (“Predecessor Value Method”), as certain requirements for the use of the acquisition method set forth in IFRS 3 (R). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired was recorded in the equity of the Company and its subsidiary.

On October 28, 2020, the Company made a capital contribution to CyberCo Brasil in the amount of R$7,000 in financial resources (cash).

On November 1, 2020, and as a preliminary step to the implementation of the Transaction, certain assets (R$19,008 in property, plant and equipment and intangible assets), contracts and employees were transferred to CyberCo Brasil by the Company, all strictly related to cybersecurity activities.

Sale of control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda.

At the meeting held on November 1, 2020, the Company's Board of Directors approved the execution of the Share Purchase and Sale Agreement, pursuant to which the Company sold all the shares it held, representing the entire share capital from its subsidiary CyberCo Brasil, to Telefónica Cybersecurity Tech, S.L. (“TTech”), indirect subsidiary of Telefónica S.A., for the total amount of R$116,411, having generated a net tax gain of R$39,521, recorded in equity, based on an independent external report prepared by a specialized company ("Transaction").

The Transaction will allow the Company, as an exclusive distributor of CyberCo Brasil, to strengthen itself in the cybersecurity market by expanding its portfolio of products and services. In addition, the Company will benefit from greater competitiveness due to the global scale of the partner dedicated to such activities.

The Transaction also ensures the continuity of the provision of cybersecurity services by the Company's B2B area to its end customers, as it includes the execution of certain contracts that regulate the provision of services between CyberCo Brasil and the Company. The Purchase and Sale Agreement contains terms and provisions common to this type of transaction.

This Transaction is not subject to obtaining any regulatory authorizations or additional approvals to those already obtained by the Company's bodies and does not alter the Company's shareholding structure or cause any dilution to its shareholders, generating value to them through accelerating their growth and increasing operational efficiency.

This operation involved companies under common control and, as certain requirements were not met so that it could be accounted for as a business combination provided for in IFRS 3 (R), the difference between the consideration received in exchange for the participation alienated company was recorded in the equity of the Company.

With the conclusion of the Transaction, as of November 1, 2020, CyberCo Brasil is no longer controlled by the Company.

In 2019

Acquisition of TIS by Wholly Owned Subsidiary - 2019

On September 26, 2019, the Company announced that its wholly-owned subsidiary Terra Networks had acquired all the shares representing the capital stock of Telefônica Infraestrutura e Segurança Ltda. ("TIS"), owned by Telefônica Ingeniería de Seguridad S.A. and Telefônica Digital Espanã, S.L.U. ("Transaction").

TIS renders services and technology of information security systems, technical support and services related to the infrastructure, technology and information, among others.

The Transaction allowed Terra Networks, which includes among its activities the development of systems, to expand consulting and operational assistance, maximize commercialization of systems, licenses and applications, enabling the expansion of the portfolio of professional and managed services and the allow for the integration of the TIS and Terra Networks business offerings generating added value for the Company's client portfolio. Synergies will accrue from the companies as these are under the same management, in the activities of information technology, security, IoT and connectivity.

The TIS share price purchase consideration was R$70,844, due in a single installment. This was paid in cash by Terra Networks without need of financing. The purchase price was calculated based on the economic value of the TIS on the discounted cash flow criterion, on August 31, 2019, based on an appraisal report contracted by Terra Networks’ Board of Directors.

The sale and purchase agreement contain terms and provisions common to such transactions, such as seller's representations and warranties, indemnity and others. The Transaction was also preceded by an accounting, financial, legal and procedural audit of TIS.

Completion of the Transaction is not subject to regulatory or regulatory authorizations, or approvals by Company bodies. It was approved by Terra Networks' Board of Executive Officers pursuant to its by-laws.

The Transaction does not change the Company's ownership structure or cause any dilution to its shareholder value by accelerating their growth and increasing operational efficiency.

This Transaction, involved companies under common control, was accounted for at the book value of the net assets acquired (“Predecessor Value Method”), as certain requirements for the use of the acquisition method set forth in IFRS 3 (R). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired was recorded in Terra Network’s equity.

Upon completion of the Transaction, as from September 1, 2019, TIS became a direct subsidiary of Terra Networks and indirectly owned by the Company.